Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, shares par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, shares authorized	222,000,000	222,000,000
Ordinary shares, shares issued	15,529,854	15,529,854
Ordinary shares, shares outstanding	15,529,854	15,529,854